GUIDESTONE FUNDS

Supplement dated September 6, 2013

to

Prospectus dated May 1, 2013, as amended July 1, 2013

This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus, as supplemented.

CHANGES FOR THE REAL ESTATE SECURITIES FUND

Effective immediately, Jerry Ehlinger no longer serves as portfolio manager for the Real Estate Securities Fund sub-advised by RREEF America L.L.C.

In the section disclosing “Sub-Advisers and Portfolio Managers” for the Real Estate Securities Fund on page 100, the disclosure entitled “RREEF America L.L.C.” is deleted in its entirety and replaced with the following:

RREEF America L.L.C.
Joseph D. Fisher, CFA Director	Since August 2013
David W. Zonavetch, CPA Director	Since August 2013

Under the heading “Sub-Advisers” for the Real Estate Securities Fund on page 140, the paragraph entitled “RREEF America L.L.C.” is deleted in its entirety and replaced with the following:

RREEF America L.L.C. (“RREEF”), Deutsche Asset & Wealth Management, 222 South Riverside Plaza, Floor 24, Chicago, Illinois 60606: Founded in 1975, RREEF had approximately $47.7 billion in total assets under management as of June 30, 2013. Joseph D. Fisher, CFA, Director, and David W. Zonavetch, CPA, Director, are co-lead portfolio managers for the Americas Real Estate Securities business and manage and execute the Americas securities strategies, with oversight provided by John Vojticek, Managing Director, who serves as Chief Investment Officer and Global Portfolio Manager of Global Real Estate and Infrastructure Securities. Messrs. Fisher and Zonavetch have been with the firm for over five years and are primarily responsible for the day-to-day operations, as well as final decisions on stock selection and property sector allocation (where appropriate), for the Real Estate Securities Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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GUIDESTONE FUNDS

Supplement dated September 6, 2013

to

Statement of Additional Information (“SAI”) dated May 1, 2013, as amended July 1, 2013

This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI, as supplemented.

CHANGES FOR THE REAL ESTATE SECURITIES FUND

Effective immediately, Jerry Ehlinger no longer serves as portfolio manager for the Real Estate Securities Fund sub-advised by RREEF America L.L.C.

Under the Other Accounts Managed chart on page 62, the section entitled “RREEF America L.L.C.” is deleted in its entirety and replaced with the following, which is current as of June 30, 2013:

Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.

For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
RREEF America L.L.C.	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Joseph D. Fisher, CFA
David W. Zonavetch, CPA

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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